SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of geographical segments
The following table summarises non-current assets, other than financial instruments and deferred tax assets by geography:

	31 December 2018	31 December 2017
	€ million	€ million
Spain/Portugal/Andorra(A)	6,873	6,561
Germany	3,160	3,176
Great Britain	2,441	2,395
France/Monaco	890	876
Belgium/Luxembourg	637	612
Netherlands	440	429
Sweden	404	421
Norway	259	267
Iceland	37	41
Other unallocated	45	44
Total	15,186	14,822
(A) Spain/Portugal/Andorra is also referred to as Iberia.
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year ended
	31 December 2018	31 December 2017	31 December 2016
Revenue:	€ million	€ million	€ million
Spain/Portugal/Andorra(A)	2,670	2,706	1,721
Germany	2,335	2,218	1,335
Great Britain	2,280	2,026	2,076
France/Monaco	1,775	1,803	1,791
Belgium/Luxembourg	983	919	909
Netherlands	580	526	505
Norway	439	416	408
Sweden	365	353	350
Iceland	91	95	38
Total	11,518	11,062	9,133